Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	70,000,000	70,000,000
Common stock, shares issued	15,756,500	15,732,795
Common Stock, Shares, Outstanding	15,756,500	15,732,795